Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Apr. 11, 2023
C000241458 [Member]
Account Value [Line Items]
Accumulated Value	$ 12,906	$ 13,083	$ 12,856	$ 12,294	$ 12,011	$ 12,119	$ 11,938	$ 11,662	$ 11,353	$ 10,808	$ 10,306	$ 10,445	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 16,557	$ 17,307	$ 16,860	$ 15,593	$ 14,055	$ 14,682	$ 14,337	$ 13,540	$ 12,983	$ 11,744	$ 10,514	$ 10,870	$ 10,000